Consolidated Statements of Stockholders' Equity [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001